accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2020
accounts payable and accrued liabilities
accounts payable and accrued liabilities

23   accounts payable and accrued liabilities

As at December 31 (millions)	2020	2019
Accrued liabilities	$1,251	$1,091
Payroll and other employee-related liabilities	545	422
Restricted share units liability	18	77
	1,814	1,590
Trade accounts payable	855	892
Interest payable	173	160
Indirect taxes payable and other	120	107
	$2,962	$2,749